Institutional | Rainier High Yield Fund
SUMMARY SECTION Rainier High Yield Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier High Yield Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Rainier High Yield Fund Institutional Shares
Management Fees		0.55%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.18%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.76%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.68%
[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier High Yield Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier High Yield Fund Institutional Shares	69	235	415	935

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 42.05% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These “high yield” securities, often called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Liquidity Risk – Illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied since inception. The table below compares the Fund’s average annual total returns for the 1-year and since inception periods with a domestic high yield market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER HIGH YIELD FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Fund was 6.10%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(second quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Institutional Rainier High Yield Fund	1 Year	Since Inception	Inception Date
Institutional Shares	6.16%	16.00%	Mar. 31, 2009
Institutional Shares Return after taxes on distributions	3.60%	12.51%
Institutional Shares Return after taxes on distributions and sale of fund shares	4.06%	11.72%
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	4.38%	23.88%
BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)	5.43%	20.16%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.